Shareholder Report, Holdings (Details) - Capital Group International Focus Equity ETF [Member]	May 31, 2026
Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.26%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.22%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.15%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.36%
Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%